Gains on Investment Securities and Dividends (Gains on Investment Securities and Dividends) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net Investment Income [Line Items]
Net gains on investment securities	¥ 27,233	¥ 31,134	¥ 50,617
Dividends income, other	3,095	4,652	5,778
Gains on investment securities and dividends	¥ 30,328	¥ 35,786	¥ 56,395